Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before Provision for Income Taxes	$ (38,234)	$ 71,144
Dividends Declared	469,783	620,785
Tax based on Statutory Rates	(13,000)	24,189
Valuation Allowance	$ (64,000)	$ 131,000